January 19, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Bond Index Funds (the "Trust")

File No: 33-06001

Commissioners:

Enclosed is the 89th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A (the "Amendment"), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this amendment is to add Vanguard Ultra-Short Bond ETF, a new series of the Trust, which will be offered in an ETF Share Class.

Pursuant to the requirements of Rule 485(a)(2), we request that the amendment become effective after 75 days. On the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at 610-503-1359 or tiina_vaisanen@vanguard.com with any questions or concerns that you have concerning the enclosed Amendment.

Sincerely,

/s/ Tiina Vaisanen

Tiina Vaisanen

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission